Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
October 31, 2025
O2T-NPRT1-1225
1.951017.112
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	306,200	9,084,712
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	36,100	3,287,243
TOTAL AUSTRIA		12,371,955
CANADA - 0.8%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	328,400	16,689,852
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp	214,021	6,097,664
TOTAL CANADA		22,787,516
CHINA - 0.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	384,100	3,316,768
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	3,767,437	9,391,260
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Kingboard Holdings Ltd	1,663,800	5,960,992
VSTECS Holdings Ltd	5,253,800	6,517,767
		12,478,759
TOTAL CHINA		25,186,787
FRANCE - 1.0%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	19,400	743,293
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Maisons du Monde SA (a)(b)(c)(d)	240,700	567,370
Mr Bricolage SA (b)	144,948	1,199,594
		1,766,964
Consumer Staples - 0.1%
Food Products - 0.1%
Societe LDC SADIR	17,300	1,840,540
Energy - 0.4%
Energy Equipment & Services - 0.0%
Vallourec SACA	37,400	695,997
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE ADR	169,183	10,529,950
TOTAL ENERGY		11,225,947

Industrials - 0.2%
Ground Transportation - 0.2%
Stef SA	29,960	4,178,541
Information Technology - 0.3%
IT Services - 0.3%
Sopra Steria Group	54,100	8,412,143
TOTAL FRANCE		28,167,428
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	37,900	2,459,125
Industrials - 0.2%
Machinery - 0.2%
JOST Werke SE (a)(d)	113,400	6,600,881
TOTAL GERMANY		9,060,006
GREECE - 0.9%
Consumer Discretionary - 0.5%
Distributors - 0.1%
Autohellas Tourist and Trading SA	237,000	3,026,813
Specialty Retail - 0.4%
JUMBO SA	337,215	10,704,547
TOTAL CONSUMER DISCRETIONARY		13,731,360

Consumer Staples - 0.4%
Personal Care Products - 0.4%
Sarantis SA	738,584	10,743,770
TOTAL GREECE		24,475,130
HONG KONG - 0.3%
Communication Services - 0.1%
Media - 0.1%
Pico Far East Holdings Ltd	10,600,000	3,574,007
Financials - 0.2%
Consumer Finance - 0.2%
Aeon Credit Service Asia Co Ltd	4,561,940	4,444,201
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(e)	1,000,000	0
TOTAL HONG KONG		8,018,208
INDIA - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Euro Ceramics Ltd (b)(e)	5,000	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	739,442	2,113,822
TOTAL INDIA		2,113,822
ITALY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	53,200	573,045
Consumer Staples - 0.4%
Beverages - 0.2%
Coca-Cola HBC AG	110,900	5,032,110
Consumer Staples Distribution & Retail - 0.2%
MARR SpA (c)	406,500	4,310,680
TOTAL CONSUMER STAPLES		9,342,790

TOTAL ITALY		9,915,835
JAPAN - 2.5%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Daikyonishikawa Corp	8,053	38,146
Specialty Retail - 0.1%
ARCLANDS CORP	345,500	3,927,818
TOTAL CONSUMER DISCRETIONARY		3,965,964

Consumer Staples - 0.1%
Food Products - 0.1%
S Foods Inc	68,100	1,104,730
Household Products - 0.0%
Transaction Co Ltd	65,000	431,056
TOTAL CONSUMER STAPLES		1,535,786

Financials - 0.1%
Financial Services - 0.1%
Zenkoku Hosho Co Ltd	85,000	1,747,875
Industrials - 1.0%
Air Freight & Logistics - 0.1%
Hamakyorex Co Ltd	380,800	3,783,043
Machinery - 0.3%
Daiwa Industries Ltd	598,600	6,133,213
Tocalo Co Ltd	149,700	2,200,185
		8,333,398
Professional Services - 0.1%
Altech Corp	35,953	597,000
Quick Co Ltd	92,427	1,411,205
Will Group Inc	102,800	679,730
		2,687,935
Trading Companies & Distributors - 0.5%
ITOCHU Corp	119,000	6,896,302
Mitani Corp	373,800	5,627,253
Totech Corp	65,643	1,358,777
		13,882,332
TOTAL INDUSTRIALS		28,686,708

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Riken Keiki Co Ltd	50,800	1,160,314
IT Services - 0.1%
TDC Soft Inc	226,914	1,987,761
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	690,600	8,528,616
SUMCO Corp	483,400	4,948,176
		13,476,792
Software - 0.2%
Cresco Ltd	201,600	2,125,754
System Research Co Ltd (c)	187,600	2,477,231
		4,602,985
Technology Hardware, Storage & Peripherals - 0.1%
MCJ Co Ltd	366,800	3,465,452
TOTAL INFORMATION TECHNOLOGY		24,693,304

Materials - 0.1%
Chemicals - 0.1%
C Uyemura & Co Ltd	41,800	3,406,709
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	341,400	5,333,337
TOTAL JAPAN		69,369,683
KOREA (SOUTH) - 0.3%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	27,500	551,246
Value Added Technology Co Ltd	55,500	852,347
		1,403,593
Materials - 0.2%
Chemicals - 0.2%
Soulbrain Co Ltd	29,800	5,900,536
TOTAL KOREA (SOUTH)		7,304,129
MEXICO - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,685,400	1,649,248
NETHERLANDS - 0.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Acomo NV	173,300	4,694,225
Financials - 0.2%
Capital Markets - 0.1%
Van Lanschot Kempen NV depository receipt	24,700	1,443,452
Insurance - 0.1%
ASR Nederland NV	61,500	4,104,414
TOTAL FINANCIALS		5,547,866

TOTAL NETHERLANDS		10,242,091
NORWAY - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (a)(d)	496,226	4,276,776
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.2%
First BanCorp/Puerto Rico	300,100	5,848,949
Financial Services - 0.4%
EVERTEC Inc	355,300	10,115,391
TOTAL PUERTO RICO		15,964,340
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Hour Glass Ltd/The	1,753,400	2,828,934
SPAIN - 0.7%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
CIE Automotive SA	378,000	12,678,920
Financials - 0.1%
Banks - 0.1%
Bankinter SA	155,300	2,339,616
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	124,500	4,150,162
TOTAL SPAIN		19,168,698
SWEDEN - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.2%
AQ Group AB	208,320	4,302,243
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	236,687	2,959,755
TOTAL SWEDEN		7,261,998
SWITZERLAND - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Garrett Motion Inc	607,600	10,292,744
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	1,435,000	3,386,689
Distributors - 0.3%
Inchcape PLC	831,700	8,347,497
Diversified Consumer Services - 0.0%
ME Group International PLC	357,100	883,826
Specialty Retail - 0.1%
Dunelm Group PLC	129,500	1,901,988
TOTAL CONSUMER DISCRETIONARY		14,520,000

Consumer Staples - 0.2%
Tobacco - 0.2%
Imperial Brands PLC	132,400	5,260,826
Industrials - 1.0%
Industrial Conglomerates - 0.4%
DCC PLC	184,600	12,149,702
Passenger Airlines - 0.2%
JET2 PLC	252,465	4,407,805
Trading Companies & Distributors - 0.4%
RS GROUP PLC	1,412,049	10,323,124
TOTAL INDUSTRIALS		26,880,631

TOTAL UNITED KINGDOM		46,661,457
UNITED STATES - 85.7%
Communication Services - 0.7%
Interactive Media & Services - 0.2%
Cars.com Inc (b)	635,900	6,829,566
Media - 0.4%
Comcast Corp Class A	212,400	5,912,154
Thryv Holdings Inc (b)	466,144	3,593,970
		9,506,124
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)	293,100	2,667,210
TOTAL COMMUNICATION SERVICES		19,002,900

Consumer Discretionary - 12.3%
Automobile Components - 1.9%
Adient PLC (b)	316,500	7,339,635
Aptiv PLC	174,000	14,111,400
LCI Industries	52,600	5,443,574
Lear Corp	92,900	9,721,985
Patrick Industries Inc	144,550	15,086,684
		51,703,278
Automobiles - 1.2%
General Motors Co	302,900	20,927,361
Harley-Davidson Inc	437,600	11,806,448
		32,733,809
Broadline Retail - 0.1%
Macy's Inc (c)	217,400	4,237,126
Diversified Consumer Services - 0.4%
Carriage Services Inc	116,300	5,198,610
Laureate Education Inc (b)	169,996	4,934,984
		10,133,594
Hotels, Restaurants & Leisure - 0.4%
Cheesecake Factory Inc/The (c)	218,000	10,856,400
Household Durables - 2.7%
DR Horton Inc	86,500	12,895,420
KB Home	192,300	12,003,366
M/I Homes Inc (b)	78,700	9,852,453
Meritage Homes Corp	190,700	12,883,692
Somnigroup International Inc	40,980	3,251,353
TopBuild Corp (b)	26,900	11,364,712
Tri Pointe Homes Inc (b)	374,000	11,911,900
		74,162,896
Leisure Products - 0.4%
BRP Inc Subordinate Voting Shares	47,100	2,954,517
Brunswick Corp/DE	112,700	7,450,597
		10,405,114
Specialty Retail - 2.9%
Academy Sports & Outdoors Inc	233,100	11,163,159
Advance Auto Parts Inc (c)	153,900	7,253,307
Bath & Body Works Inc	304,300	7,449,264
Caleres Inc	224,267	2,475,907
Dick's Sporting Goods Inc	82,908	18,359,977
Murphy USA Inc	27,400	9,814,680
Signet Jewelers Ltd	148,600	14,689,110
Ulta Beauty Inc (b)	19,900	10,345,612
		81,551,016
Textiles, Apparel & Luxury Goods - 2.3%
Crocs Inc (b)	158,300	12,931,527
Lululemon Athletica Inc (b)	16,600	2,830,964
Oxford Industries Inc	99,800	3,677,630
PVH Corp	124,700	9,767,751
Steven Madden Ltd (c)	333,300	11,302,203
VF Corp	534,900	7,509,996
Wolverine World Wide Inc	754,987	17,138,205
		65,158,276
TOTAL CONSUMER DISCRETIONARY		340,941,509

Consumer Staples - 4.0%
Beverages - 1.4%
Constellation Brands Inc Class A	90,200	11,850,476
Keurig Dr Pepper Inc	162,500	4,413,500
Primo Brands Corp Class A	1,045,100	22,960,847
		39,224,823
Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos Inc Class A	726,600	12,853,554
Dollar Tree Inc (b)	105,800	10,486,896
Grocery Outlet Holding Corp (b)	314,900	4,285,789
Performance Food Group Co (b)	348,800	33,742,912
Target Corp	60,600	5,618,832
		66,987,983
Food Products - 0.2%
Armanino Foods of Distinction Inc	136,328	1,383,729
Smithfield Foods Inc	166,700	3,694,072
		5,077,801
TOTAL CONSUMER STAPLES		111,290,607

Energy - 6.5%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	236,800	10,459,456
Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp (b)	615,900	19,037,469
Chord Energy Corp	193,900	17,590,608
Core Natural Resources Inc	214,909	16,977,811
Diamondback Energy Inc	217,900	31,201,101
Energy Transfer LP	690,500	11,621,115
Gulfport Energy Corp (b)	49,800	9,263,298
Northern Oil & Gas Inc (c)	349,000	7,723,370
Ovintiv Inc	612,300	22,967,373
Range Resources Corp	635,400	22,588,470
Shell PLC	310,245	11,630,907
Unit Corp	9,900	318,087
		170,919,609
TOTAL ENERGY		181,379,065

Financials - 23.0%
Banks - 10.7%
ACNB Corp	25,200	1,138,536
Associated Banc-Corp	960,700	23,796,539
Bar Harbor Bankshares	45,972	1,348,359
Cadence Bank	344,400	12,997,656
Camden National Corp	44,243	1,687,870
Citigroup Inc	233,200	23,606,836
East West Bancorp Inc	123,300	12,527,280
FNB Corp/PA	1,063,800	16,722,936
Hancock Whitney Corp	195,100	11,142,161
KeyCorp	1,191,400	20,956,726
Old National Bancorp/IN	561,100	11,463,273
Plumas Bancorp	133,092	5,462,096
QCR Holdings Inc	91,300	6,791,807
Southern Missouri Bancorp Inc	18,723	981,834
Synovus Financial Corp	434,000	19,373,760
Union Bankshares Inc/Morrisville VT	22,150	505,463
United Community Banks Inc/GA (c)	506,900	14,801,480
US Bancorp	444,800	20,763,264
Washington Trust Bancorp Inc	131,900	3,592,956
Webster Financial Corp	336,900	19,216,776
Wells Fargo & Co	552,100	48,016,137
West BanCorp Inc	164,600	3,501,042
Wintrust Financial Corp	120,800	15,706,416
		296,101,203
Capital Markets - 5.6%
AllianceBernstein Holding LP	434,800	17,487,656
Bank of New York Mellon Corp/The	97,100	10,480,003
Federated Hermes Inc Class B	323,700	15,692,976
Lazard Inc	466,922	22,785,794
LPL Financial Holdings Inc	40,400	15,243,324
Raymond James Financial Inc	136,600	21,674,322
SEI Investments Co	75,300	6,069,933
State Street Corp	160,000	18,505,600
Stifel Financial Corp	234,200	27,736,306
		155,675,914
Consumer Finance - 1.1%
Capital One Financial Corp	56,346	12,395,557
OneMain Holdings Inc	295,000	17,461,050
		29,856,607
Financial Services - 0.5%
Corpay Inc (b)	51,000	13,277,850
Federal Agricultural Mortgage Corp Class C	11,414	1,810,717
		15,088,567
Insurance - 5.1%
American Financial Group Inc/OH	113,100	14,893,008
First American Financial Corp	257,200	16,077,572
Hartford Insurance Group Inc/The	83,500	10,369,030
Primerica Inc	61,900	16,085,953
Reinsurance Group of America Inc	153,800	28,062,348
Selective Insurance Group Inc	181,800	13,696,812
Stewart Information Services Corp	176,499	12,049,587
Travelers Companies Inc/The	46,200	12,410,244
Unum Group	237,100	17,407,882
		141,052,436
TOTAL FINANCIALS		637,774,727

Health Care - 8.7%
Biotechnology - 1.0%
Gilead Sciences Inc	231,200	27,695,448
Health Care Providers & Services - 5.9%
Cigna Group/The	55,200	13,491,432
CVS Health Corp	236,700	18,498,105
Elevance Health Inc	30,700	9,738,040
Henry Schein Inc (b)	294,500	18,612,400
Labcorp Holdings Inc	90,600	23,008,776
Molina Healthcare Inc (b)	68,700	10,515,222
Quest Diagnostics Inc	65,600	11,542,320
Tenet Healthcare Corp (b)	82,600	17,056,074
UnitedHealth Group Inc	57,500	19,639,700
Universal Health Services Inc Class B	98,600	21,397,186
		163,499,255
Life Sciences Tools & Services - 0.7%
Avantor Inc (b)	397,400	4,697,268
ICON PLC (b)	92,300	15,858,986
		20,556,254
Pharmaceuticals - 1.1%
Elanco Animal Health Inc (b)	1,385,700	30,693,255
TOTAL HEALTH CARE		242,444,212

Industrials - 13.5%
Aerospace & Defense - 1.3%
Cadre Holdings Inc (c)	159,200	6,759,632
Huntington Ingalls Industries Inc	69,300	22,315,986
V2X Inc (b)	99,100	5,657,619
		34,733,237
Air Freight & Logistics - 0.5%
FedEx Corp	43,700	11,091,934
Radiant Logistics Inc (b)	533,350	3,226,768
		14,318,702
Building Products - 1.7%
Builders FirstSource Inc (b)	91,900	10,676,023
Gibraltar Industries Inc (b)	131,200	8,185,568
Hayward Holdings Inc (b)	733,452	12,446,680
Janus International Group Inc (b)	1,729,700	16,605,120
		47,913,391
Commercial Services & Supplies - 0.4%
Brady Corp Class A	154,200	11,705,322
Construction & Engineering - 0.3%
Bowman Consulting Group Ltd (b)	88,800	3,844,152
WillScot Holdings Corp	253,214	5,507,405
		9,351,557
Electrical Equipment - 1.1%
Acuity Inc	35,600	12,995,780
Allient Inc	297,900	16,289,172
		29,284,952
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (b)(c)	195,085	1,459,235
Universal Logistics Holdings Inc	171,038	2,767,395
		4,226,630
Machinery - 3.7%
Cummins Inc	23,900	10,460,552
Enpro Inc	53,700	12,458,937
Esab Corp	64,500	7,534,890
Gates Industrial Corp PLC (b)	699,600	15,447,168
Hillman Solutions Corp Class A (b)	846,700	7,806,574
Miller Industries Inc/TN (c)	146,400	5,876,496
Terex Corp	337,423	15,528,206
Timken Co/The	270,400	21,229,104
Toro Co/The	88,200	6,591,186
		102,933,113
Professional Services - 2.8%
Barrett Business Services Inc	20,874	844,771
CACI International Inc (b)	20,100	11,301,225
Cbiz Inc (b)	98,018	5,390,990
Concentrix Corp (c)	120,500	4,857,355
Genpact Ltd	479,200	18,281,480
KBR Inc	230,600	9,878,904
Maximus Inc	181,200	15,061,344
Science Applications International Corp	137,100	12,847,641
		78,463,710
Trading Companies & Distributors - 1.5%
Core & Main Inc Class A (b)	260,700	13,603,326
Global Industrial Co	357,496	10,160,036
Rush Enterprises Inc Class A	371,850	18,373,109
		42,136,471
TOTAL INDUSTRIALS		375,067,085

Information Technology - 9.8%
Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries Inc	59,600	12,082,708
Belden Inc	118,800	14,475,780
CDW Corp/DE	29,300	4,669,541
Crane NXT Co (c)	451,712	28,570,784
Insight Enterprises Inc (b)	52,600	5,260,000
Methode Electronics Inc	29,791	200,493
Sanmina Corp (b)	100,000	13,705,000
TD SYNNEX Corp	204,593	32,016,759
Vontier Corp	707,000	27,219,500
		138,200,565
IT Services - 1.9%
Amdocs Ltd	230,900	19,455,634
Cognizant Technology Solutions Corp Class A	308,700	22,498,056
Kyndryl Holdings Inc (b)	401,400	11,608,488
		53,562,178
Semiconductors & Semiconductor Equipment - 1.8%
Diodes Inc (b)	245,400	13,094,544
Micron Technology Inc	83,200	18,617,664
MKS Inc	123,300	17,719,443
		49,431,651
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies Inc Class C	116,600	18,890,366
Seagate Technology Holdings PLC	47,000	12,026,360
		30,916,726
TOTAL INFORMATION TECHNOLOGY		272,111,120

Materials - 4.6%
Chemicals - 1.1%
Axalta Coating Systems Ltd (b)	354,300	10,086,921
Element Solutions Inc	494,800	13,221,056
Perimeter Solutions Inc	348,576	8,195,022
		31,502,999
Construction Materials - 0.8%
Eagle Materials Inc	92,000	19,533,440
RHI Magnesita NV	133,700	3,679,693
		23,213,133
Containers & Packaging - 2.3%
Graphic Packaging Holding CO	671,200	10,732,488
International Paper Co (c)	298,700	11,541,768
Packaging Corp of America	72,100	14,114,296
Silgan Holdings Inc	703,565	27,171,680
		63,560,232
Metals & Mining - 0.4%
Warrior Met Coal Inc (c)	145,400	9,863,936
TOTAL MATERIALS		128,140,300

Real Estate - 1.6%
Industrial REITs - 0.3%
STAG Industrial Inc Class A	241,300	9,234,551
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (b)	50,800	15,498,572
Residential REITs - 0.4%
Camden Property Trust	71,000	7,063,080
Mid-America Apartment Communities Inc	28,000	3,590,440
		10,653,520
Specialized REITs - 0.3%
Outfront Media Inc	463,800	8,204,622
TOTAL REAL ESTATE		43,591,265

Utilities - 1.0%
Electric Utilities - 1.0%
PG&E Corp	1,768,200	28,220,472
TOTAL UNITED STATES		2,379,963,262
TOTAL COMMON STOCKS (Cost $2,170,754,039)		2,717,080,047

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	49,559,281	49,569,192
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	45,470,259	45,474,806
TOTAL MONEY MARKET FUNDS (Cost $95,043,998)			95,043,998

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,265,798,037)	2,812,124,045
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(36,267,592)
NET ASSETS - 100.0%	2,775,856,453

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,445,027 or 0.4% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,445,027 or 0.4% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $23,734,995.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,946,656	100,013,860	114,390,999	650,176	(325)	-	49,569,192	49,559,281	0.1%
Fidelity Securities Lending Cash Central Fund	89,014,030	96,539,698	140,078,922	26,622	-	-	45,474,806	45,470,259	0.2%
Total	152,960,686	196,553,558	254,469,921	676,798	(325)	-	95,043,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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